Income Taxes - Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current expense (benefit)
Federal					$ (251,837)	$ 1,098,349	$ (305,933)
Deferred expense (benefit)
Federal					3,219,201	(3,219,201)	(366,667)
State					781,118	(781,118)	(68,279)
Income tax provision				$ (4,403,068)	3,534,602	(2,697,435)	$ (765,185)
Southport Acquisition Corp
Current expense (benefit)
Federal					152,466	1,319,280
Deferred expense (benefit)
Federal					(340,644)	(457,790)
State					(129,941)	(192,083)
Change in Valuation Allowance					470,585	649,873
Income tax provision	$ 277	$ 49,421	$ 88,604	$ 114,124	152,466	1,319,280
Operating loss carryforwards, carry forward indefinitely					0	0
Operating loss carryforwards subject to expiration					$ 809,078	$ 570,536